SunAmerica Asset Management Corp. 2919 Allen Parkway Houston, TX 77019-2118 713.831.5165 713.831.2258 Fax Nori.Gabert@valic.com Nori L. Gabert Vice President and Deputy General Counsel

April 30, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	SunAmerica Series Trust (the “Registrant”)
File Numbers 33-52742 and 811-07238
CIK Number 0000892538

Commissioners:

As Counsel to SunAmerica Series Trust and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the Prospectuses contained in its most recent amendment to its Form N-1A Registration Statement (“Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment.

The Amendment, which is designated as Post-Effective Amendment No. 62 under the 1933 Act and as Post-Effective Amendment No. 64 under the Investment Company Act of 1940, was filed electronically on April 23, 2012.

Please direct any questions to the undersigned at 713.831.5165.

Sincerely,

/s/ Nori L. Gabert

Nori L. Gabert

Vice President and Deputy General Counsel